Financial Instruments - Summary of Reconciliation of Financial Assets Measured At Fair Value Using Significant Unobservable Inputs (Detail) - Level 3 [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning	$ 1,839.7	₨ 151,171.9	₨ 88,578.0
Originated or purchased during the period	857.5	70,464.0	101,887.9
Interest accrued on loans measured at FVOCI	(4.7)	(385.3)	398.8
Disposals during the period	(460.2)	(37,813.4)	(40,748.7)
Loan loss provision recognised	(18.5)	(1,518.6)	(1,383.9)
Fair value changes recognized through OCI	(10.1)	(832.7)	2,122.0
Fair value changes recognized through P & L	5.5	453.9	209.1
Foreign exchange translation difference	0.2	13.6	108.7
Balance at the end	$ 2,209.4	₨ 181,553.4	₨ 151,171.9